Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® ETF
August 31, 2022
ETF-NPRT3-1022
1.805775.118
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.0%
Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)(b)	9,040	383,748
Cogent Communications Group, Inc. (b)	12,486	664,880
Consolidated Communications Holdings, Inc. (a)	48,868	280,502
Frontier Communications Parent, Inc. (a)(b)	48,744	1,255,645
Iridium Communications, Inc. (a)(b)	31,336	1,391,005
Liberty Global PLC:
Class A (a)	42,053	849,471
Class C (a)	71,029	1,513,628
Liberty Latin America Ltd. Class C (a)	60,939	424,745
Nextplat Corp. (a)(b)	22,042	71,416
Radius Global Infrastructure, Inc. (a)	28,568	393,381
		7,228,421
Entertainment - 1.5%
Activision Blizzard, Inc.	163,501	12,833,193
Bilibili, Inc. ADR (a)(b)	39,865	995,030
Electronic Arts, Inc.	59,075	7,494,845
Grom Social Enterprises, Inc. (a)(b)	304,939	119,231
iQIYI, Inc. ADR (a)	123,611	452,416
NetEase, Inc. ADR	39,401	3,487,383
Netflix, Inc. (a)	92,620	20,706,127
Playtika Holding Corp. (a)	84,463	889,395
Roku, Inc. Class A (a)(b)	26,428	1,797,104
Take-Two Interactive Software, Inc. (a)	34,446	4,221,702
Warner Bros Discovery, Inc. (a)	504,056	6,673,701
Warner Music Group Corp. Class A (b)	35,594	952,851
		60,622,978
Interactive Media & Services - 9.3%
Alphabet, Inc.:
Class A (a)	1,239,276	134,114,449
Class C (a)	1,291,872	141,007,829
Baidu, Inc. sponsored ADR (a)	46,012	6,624,348
Bumble, Inc. (a)	33,256	833,063
CarGurus, Inc. Class A (a)	24,808	463,910
FaZe Holdings, Inc. Class A (a)(b)	57,301	1,088,719
Hello Group, Inc. ADR	45,642	235,056
IAC (a)(b)	17,755	1,141,114
JOYY, Inc. ADR	15,933	483,089
Kanzhun Ltd. ADR (a)	42,163	990,409
Match Group, Inc. (a)	58,307	3,296,095
Meta Platforms, Inc. Class A (a)	474,180	77,258,147
TripAdvisor, Inc. (a)(b)	29,486	701,767
Vimeo, Inc. (a)	52,185	308,935
Weibo Corp. sponsored ADR (a)	19,102	395,220
Yandex NV Series A (a)(b)(c)	50,190	172,144
Ziff Davis, Inc. (a)	10,993	849,539
Zoominfo Technologies, Inc. (a)	89,090	4,046,468
		374,010,301
Media - 2.0%
Advantage Solutions, Inc. Class A (a)(b)	80,360	292,510
Cardlytics, Inc. (a)	9,295	123,066
Charter Communications, Inc. Class A (a)	34,603	14,278,236
Comcast Corp. Class A	927,087	33,551,279
comScore, Inc. (a)(b)	107,510	234,372
Criteo SA sponsored ADR (a)	14,131	381,820
DISH Network Corp. Class A (a)(b)	70,268	1,219,150
E.W. Scripps Co. Class A (a)(b)	26,894	402,065
Fox Corp.:
Class A (b)	68,515	2,341,843
Class B	56,951	1,800,791
Integral Ad Science Holding Corp. (a)	45,094	366,614
Liberty Broadband Corp.:
Class A (a)	5,539	558,442
Class C (a)	27,974	2,844,956
Liberty Media Corp.:
Liberty Braves Class C (a)	16,464	450,126
Liberty Formula One Group Series C (a)	45,676	2,908,648
Liberty Media Class A (a)(b)	8,439	490,559
Liberty SiriusXM Series A (a)(b)	24,277	1,008,467
Liberty SiriusXM Series C (a)	49,253	2,037,104
Magnite, Inc. (a)	28,700	216,111
News Corp.:
Class A	87,145	1,474,493
Class B	47,670	821,831
Nexstar Broadcasting Group, Inc. Class A	9,464	1,810,652
Paramount Global Class B (b)	126,781	2,965,408
Scholastic Corp.	12,354	567,172
Sinclair Broadcast Group, Inc. Class A (b)	15,252	336,917
Sirius XM Holdings, Inc. (b)	843,268	5,135,502
TechTarget, Inc. (a)(b)	8,880	576,312
Troika Media Group, Inc. (a)(b)	261,967	184,582
		79,379,028
Wireless Telecommunication Services - 1.0%
Gogo, Inc. (a)	33,645	499,965
Millicom International Cellular SA (a)(b)	28,819	408,365
T-Mobile U.S., Inc. (a)	260,023	37,432,911
Vodafone Group PLC sponsored ADR	89,028	1,194,756
		39,535,997
TOTAL COMMUNICATION SERVICES		560,776,725
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.2%
Dorman Products, Inc. (a)(b)	7,709	698,821
Fox Factory Holding Corp. (a)	10,805	1,007,134
Gentex Corp.	50,161	1,368,894
Gentherm, Inc. (a)	9,303	557,250
Luminar Technologies, Inc. (a)(b)	76,769	661,749
Patrick Industries, Inc.	8,760	464,017
Solid Power, Inc. (a)	64,948	427,358
The Goodyear Tire & Rubber Co. (a)	64,763	908,625
Visteon Corp. (a)	6,182	740,789
XPEL, Inc. (a)	8,461	579,832
		7,414,469
Automobiles - 4.9%
Arcimoto, Inc. (a)(b)	103,148	225,894
Arrival SA (a)(b)	159,873	175,860
Canoo, Inc. (a)(b)	76,674	244,590
Li Auto, Inc. ADR (a)	93,540	2,691,146
Lucid Group, Inc. Class A (a)(b)	355,277	5,449,949
Polestar Automotive Holding UK PLC (a)(b)	411,756	3,219,932
Rivian Automotive, Inc. (b)	188,881	6,178,298
Tesla, Inc. (a)	640,085	176,413,827
		194,599,496
Distributors - 0.1%
LKQ Corp. (b)	59,076	3,144,025
Pool Corp.	7,874	2,670,782
		5,814,807
Diversified Consumer Services - 0.1%
Amesite, Inc. (a)(b)	31,836	12,734
Duolingo, Inc. (a)	7,869	739,843
Frontdoor, Inc. (a)	21,066	494,630
Grand Canyon Education, Inc. (a)	8,869	721,759
Laureate Education, Inc. Class A	35,622	392,554
Rover Group, Inc. Class A (a)(b)	76,919	293,061
Strategic Education, Inc. (b)	6,594	426,632
Udemy, Inc.	44,677	663,900
		3,745,113
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	78,186	8,844,400
Bloomin' Brands, Inc.	28,785	582,033
Booking Holdings, Inc. (a)	8,401	15,758,680
Caesars Entertainment, Inc. (a)	42,818	1,846,312
Churchill Downs, Inc.	8,768	1,728,085
Cracker Barrel Old Country Store, Inc. (b)	5,941	641,272
Dave & Buster's Entertainment, Inc. (a)	15,460	639,116
Draftkings Holdings, Inc. (a)(b)	83,463	1,340,416
Expedia, Inc. (a)	30,367	3,117,173
Golden Entertainment, Inc. (a)	10,419	398,631
H World Group Ltd. ADR	37,373	1,406,346
Jack in the Box, Inc.	4,673	373,186
Krispy Kreme, Inc. (b)	51,885	609,649
Light & Wonder, Inc. Class A (a)	23,412	1,152,573
MakeMyTrip Ltd. (a)	19,292	643,388
Marriott International, Inc. Class A	68,636	10,552,099
Melco Crown Entertainment Ltd. sponsored ADR (a)	84,579	487,175
Monarch Casino & Resort, Inc. (a)	6,188	373,693
Papa John's International, Inc.	7,877	636,698
Penn Entertainment, Inc. (a)	35,312	1,102,794
Playa Hotels & Resorts NV (a)	59,742	391,908
Red Rock Resorts, Inc.	9,236	353,000
Sportradar Holding AG (b)	57,263	629,893
Starbucks Corp.	238,943	20,087,938
Texas Roadhouse, Inc. Class A	16,531	1,467,292
The Cheesecake Factory, Inc. (b)	12,923	395,702
Trip.com Group Ltd. ADR (a)	112,451	2,892,240
Wendy's Co.	54,846	1,051,946
Wingstop, Inc.	7,772	884,920
Wynn Resorts Ltd. (a)	24,670	1,494,755
		81,883,313
Household Durables - 0.1%
Cavco Industries, Inc. (a)	2,626	614,510
Helen of Troy Ltd. (a)	5,779	714,458
iRobot Corp. (a)(b)	5,995	352,986
LGI Homes, Inc. (a)(b)	7,377	700,151
Newell Brands, Inc. (b)	85,691	1,529,584
Snap One Holdings Corp. (a)(b)	14,828	165,925
Sonos, Inc. (a)	30,418	457,487
		4,535,101
Internet & Direct Marketing Retail - 7.5%
Amazon.com, Inc. (a)	2,098,036	265,968,024
ContextLogic, Inc. (a)(b)	224,890	292,357
eBay, Inc.	119,775	5,285,671
Etsy, Inc. (a)	26,132	2,759,801
Global-e Online Ltd. (a)	28,668	905,622
JD.com, Inc. sponsored ADR	107,776	6,842,698
Lyft, Inc. (a)	70,029	1,031,527
MercadoLibre, Inc. (a)	10,296	8,806,787
Newegg Commerce, Inc. (a)(b)	81,321	300,074
Overstock.com, Inc. (a)(b)	11,666	304,483
Ozon Holdings PLC ADR (a)(b)(c)	22,832	47,962
Pinduoduo, Inc. ADR (a)	94,801	6,759,311
Qurate Retail, Inc. Series A	91,780	284,518
Xometry, Inc. (a)(b)	15,273	748,530
		300,337,365
Leisure Products - 0.1%
BRP, Inc. (b)	5,857	404,777
Hasbro, Inc.	26,497	2,088,494
Latham Group, Inc. (a)	33,077	188,870
Malibu Boats, Inc. Class A (a)	7,477	448,844
Mattel, Inc. (a)	80,846	1,788,314
Peloton Interactive, Inc. Class A (a)(b)	77,641	791,162
		5,710,461
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	47,460	6,439,373
Franchise Group, Inc. (b)	12,814	434,266
Ollie's Bargain Outlet Holdings, Inc. (a)	15,732	870,137
		7,743,776
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc.	23,320	1,004,626
Five Below, Inc. (a)	11,539	1,475,607
Leslie's, Inc. (a)(b)	42,678	605,174
Monro, Inc. (b)	9,121	422,394
National Vision Holdings, Inc. (a)(b)	20,367	676,795
O'Reilly Automotive, Inc. (a)	13,853	9,657,203
Petco Health & Wellness Co., Inc. (a)(b)	45,062	672,325
Rent-A-Center, Inc.	15,632	403,931
Ross Stores, Inc. (b)	74,879	6,459,811
Sleep Number Corp. (a)(b)	8,188	339,229
The ODP Corp. (a)	16,450	588,088
Tractor Supply Co.	22,481	4,162,357
Ulta Beauty, Inc. (a)	10,792	4,531,237
Urban Outfitters, Inc. (a)(b)	22,831	459,588
		31,458,365
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co. (b)	15,740	1,121,318
Crocs, Inc. (a)	12,945	954,047
G-III Apparel Group Ltd. (a)	18,282	385,202
lululemon athletica, Inc. (a)	24,891	7,466,304
Steven Madden Ltd.	21,823	635,268
		10,562,139
TOTAL CONSUMER DISCRETIONARY		653,804,405
CONSUMER STAPLES - 4.5%
Beverages - 2.0%
Celsius Holdings, Inc. (a)(b)	18,426	1,906,907
Coca-Cola Bottling Co. Consolidated	1,992	944,865
Coca-Cola European Partners PLC (b)	97,866	4,812,071
Keurig Dr. Pepper, Inc.	297,683	11,347,676
MGP Ingredients, Inc. (b)	6,552	717,182
Monster Beverage Corp. (a)	111,200	9,877,896
National Beverage Corp. (b)	23,164	1,284,675
PepsiCo, Inc.	286,254	49,312,977
		80,204,249
Food & Staples Retailing - 1.5%
Andersons, Inc.	12,299	455,432
Casey's General Stores, Inc.	8,493	1,815,549
Chefs' Warehouse Holdings (a)	13,523	450,857
Costco Wholesale Corp.	91,797	47,927,214
Grocery Outlet Holding Corp. (a)	25,105	1,007,213
Ingles Markets, Inc. Class A	5,217	456,644
PriceSmart, Inc.	8,142	515,144
Sprouts Farmers Market LLC (a)	29,750	859,775
Walgreens Boots Alliance, Inc.	182,513	6,398,906
		59,886,734
Food Products - 0.9%
Beyond Meat, Inc. (a)(b)	18,754	457,598
Bridgford Foods Corp. (a)(b)	2,682	38,621
Cal-Maine Foods, Inc.	13,341	715,211
Freshpet, Inc. (a)(b)	12,145	528,672
Hostess Brands, Inc. Class A (a)	38,156	884,456
J&J Snack Foods Corp. (b)	4,799	715,195
Lancaster Colony Corp. (b)	5,996	1,010,626
Mission Produce, Inc. (a)(b)	29,776	479,394
Mondelez International, Inc.	288,407	17,840,857
Pilgrim's Pride Corp. (a)(b)	56,458	1,607,359
Sovos Brands, Inc.	33,850	516,890
The Hain Celestial Group, Inc. (a)	25,349	513,571
The Kraft Heinz Co.	257,540	9,631,996
The Simply Good Foods Co. (a)	25,504	779,147
		35,719,593
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	13,197	498,319
Reynolds Consumer Products, Inc. (b)	48,657	1,358,990
WD-40 Co. (b)	3,465	655,439
		2,512,748
Personal Products - 0.1%
Inter Parfums, Inc.	9,157	719,008
Olaplex Holdings, Inc. (b)	138,760	1,848,283
The Beauty Health Co. (a)	46,930	544,388
Veru, Inc. (a)(b)	30,932	473,260
		3,584,939
TOTAL CONSUMER STAPLES		181,908,263
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	208,420	5,264,689
Championx Corp.	47,498	1,035,931
CSI Compressco LP	57,712	72,717
Patterson-UTI Energy, Inc. (b)	55,948	833,625
Smart Sand, Inc. (a)	84,041	151,274
Weatherford International PLC (a)	20,633	580,613
		7,938,849
Oil, Gas & Consumable Fuels - 0.6%
Alliance Resource Partners LP	36,037	949,215
Amplify Energy Corp. warrants 5/4/22 (a)(c)	322	0
APA Corp.	73,489	2,874,155
Centennial Resource Development, Inc. Class A (a)	80,059	658,886
Chesapeake Energy Corp. (b)	28,163	2,830,100
Chord Energy Corp.	8,460	1,197,513
Diamondback Energy, Inc.	37,790	5,036,651
Golar LNG Ltd. (a)	30,816	840,352
Green Plains, Inc. (a)	17,948	657,435
HighPeak Energy, Inc. (b)	27,490	696,047
Kinetik Holdings, Inc. (b)	7,678	283,088
New Fortress Energy, Inc. (b)	47,443	2,720,856
PDC Energy, Inc.	21,996	1,493,748
Plains All American Pipeline LP	156,990	1,844,633
Plains GP Holdings LP Class A	51,242	613,879
Ranger Oil Corp.	8,465	330,050
Vertex Energy, Inc. (a)	26,069	221,587
Viper Energy Partners LP (b)	21,561	658,042
		23,906,237
TOTAL ENERGY		31,845,086
FINANCIALS - 4.4%
Banks - 1.9%
Ameris Bancorp	19,097	891,448
Atlantic Union Bankshares Corp. (b)	21,539	698,941
BancFirst Corp. (b)	8,799	949,060
Bancorp, Inc., Delaware (a)	21,910	519,705
Bank OZK (b)	29,786	1,207,227
Banner Corp.	10,842	658,760
BCB Bancorp, Inc. (b)	23,092	415,656
BOK Financial Corp.	16,332	1,451,425
Cathay General Bancorp	20,092	842,658
City Holding Co.	5,644	479,796
Columbia Banking Systems, Inc. (b)	19,764	591,932
Commerce Bancshares, Inc. (b)	27,674	1,903,141
CVB Financial Corp.	36,975	970,224
Eagle Bancorp, Inc.	8,103	393,239
East West Bancorp, Inc.	28,522	2,058,433
Eastern Bankshares, Inc.	47,295	917,523
Enterprise Bancorp, Inc.	9,247	297,568
Enterprise Financial Services Corp.	12,151	555,544
Fifth Third Bancorp	146,745	5,011,342
First Bancorp, North Carolina	25,492	928,164
First Busey Corp.	17,367	399,441
First Citizens Bancshares, Inc. (b)	2,963	2,405,837
First Financial Bancorp, Ohio (b)	25,627	553,031
First Financial Bankshares, Inc. (b)	33,757	1,435,010
First Hawaiian, Inc.	34,418	884,887
First Internet Bancorp	13,344	489,324
First Interstate Bancsystem, Inc. (b)	27,876	1,122,288
First Merchants Corp.	15,820	629,952
Fulton Financial Corp.	46,957	762,112
German American Bancorp, Inc. (b)	12,842	482,346
Hancock Whitney Corp.	21,884	1,055,465
Heartland Financial U.S.A., Inc.	13,206	589,912
HomeStreet, Inc. (b)	9,282	323,106
Hope Bancorp, Inc. (b)	38,760	560,857
Huntington Bancshares, Inc.	311,814	4,178,308
Independent Bank Corp.	11,233	878,758
Independent Bank Group, Inc. (b)	11,585	780,366
International Bancshares Corp.	16,251	678,154
Investar Holding Corp.	13,509	291,794
Lakeland Financial Corp.	8,055	606,864
Live Oak Bancshares, Inc. (b)	12,876	466,626
NBT Bancorp, Inc. (b)	11,269	437,012
Northwest Bancshares, Inc. (b)	41,404	582,554
OceanFirst Financial Corp.	21,995	427,583
Old National Bancorp, Indiana (b)	73,019	1,218,687
Pacific Premier Bancorp, Inc. (b)	25,198	825,486
PacWest Bancorp	31,561	831,001
Pathward Financial, Inc.	11,219	369,778
Pinnacle Financial Partners, Inc.	18,536	1,496,041
Popular, Inc.	18,234	1,408,029
Renasant Corp. (b)	16,618	554,044
Republic Bancorp, Inc., Kentucky Class A (b)	10,611	450,968
Sandy Spring Bancorp, Inc. (b)	14,098	543,055
Seacoast Banking Corp., Florida	19,119	617,926
Signature Bank	12,655	2,206,526
Simmons First National Corp. Class A (b)	30,563	720,981
Southstate Corp.	17,402	1,358,052
Stock Yards Bancorp, Inc. (b)	9,272	614,363
SVB Financial Group (a)	12,570	5,109,956
Texas Capital Bancshares, Inc. (a)	13,298	784,981
TowneBank	19,540	556,695
Trico Bancshares	11,027	520,364
Triumph Bancorp, Inc. (a)	6,090	377,032
Trustmark Corp. (b)	19,069	601,436
UMB Financial Corp.	11,987	1,072,477
Umpqua Holdings Corp.	57,670	1,023,066
United Bankshares, Inc., West Virginia (b)	32,501	1,205,787
United Community Bank, Inc. (b)	23,816	798,550
Valley National Bancorp	122,201	1,419,976
Veritex Holdings, Inc.	17,105	515,032
Washington Federal, Inc.	19,588	627,012
WesBanco, Inc.	19,565	669,319
Westamerica Bancorp. (b)	8,809	492,864
Wintrust Financial Corp.	14,057	1,185,567
Zions Bancorp NA (b)	34,904	1,920,767
		74,859,191
Capital Markets - 1.5%
B. Riley Financial, Inc. (b)	7,874	391,889
Carlyle Group LP	80,152	2,607,345
CME Group, Inc.	74,975	14,665,860
Coinbase Global, Inc. (a)(b)	38,195	2,551,426
Focus Financial Partners, Inc. Class A (a)(b)	16,846	659,521
Freedom Holding Corp. (a)(b)	15,291	885,808
Futu Holdings Ltd. ADR (a)(b)	18,863	925,985
Gores Holdings VIII, Inc. Class A (a)	29,087	286,798
Greenpro Capital Corp. (a)(b)	58,267	147,998
Hamilton Lane, Inc. Class A	10,969	763,223
Interactive Brokers Group, Inc.	21,723	1,337,920
LPL Financial (b)	16,610	3,676,291
MarketAxess Holdings, Inc.	8,412	2,091,139
Morningstar, Inc.	9,578	2,183,688
NASDAQ, Inc.	105,563	6,284,165
Northern Trust Corp. (b)	44,773	4,257,465
Open Lending Corp. (a)	31,385	304,748
Pioneer Merger Corp. Class A (a)	39,048	388,137
Robinhood Markets, Inc. (a)(b)	170,914	1,632,229
SEI Investments Co. (b)	31,834	1,741,320
StepStone Group, Inc. Class A (b)	18,497	504,783
T. Rowe Price Group, Inc. (b)	48,552	5,826,240
TPG, Inc. (b)	13,496	396,243
Tradeweb Markets, Inc. Class A	25,017	1,740,933
Victory Capital Holdings, Inc. (b)	21,605	578,582
Virtu Financial, Inc. Class A	29,421	675,506
Virtus Investment Partners, Inc.	2,245	429,356
XP, Inc. Class A (a)(b)	86,601	1,666,203
		59,600,801
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR	32,553	520,197
Credit Acceptance Corp. (a)(b)	3,035	1,614,863
Encore Capital Group, Inc. (a)(b)	6,571	359,302
FirstCash Holdings, Inc. (b)	11,025	859,509
Navient Corp. (b)	41,903	644,887
PRA Group, Inc. (a)(b)	13,520	499,429
SLM Corp.	64,951	992,451
SoFi Technologies, Inc. (a)(b)	208,732	1,235,693
Upstart Holdings, Inc. (a)(b)	16,750	433,825
World Acceptance Corp. (a)(b)	1,876	218,066
		7,378,222
Diversified Financial Services - 0.1%
Accretion Acquisition Corp. (a)(b)	38,698	382,336
Atlantic Coastal Acquisition Corp. Class A (a)	39,316	386,083
Avalon Acquisition, Inc. Class A (a)	43,269	433,123
Bridgetown Holdings Ltd. Class A (a)	31,835	317,713
Broadscale Acquisition Corp. Class A (a)	40,979	403,233
Digital World Acquisition Corp. (a)(b)	6,175	150,547
Iron Spark I, Inc. Class A	20,596	203,488
LM Funding America, Inc. (a)(b)	86,125	111,963
PepperLime Health Acquisition Corp. Class A (a)	40,877	406,522
SVF Investment Corp. (a)	61,097	606,082
		3,401,090
Insurance - 0.6%
Arch Capital Group Ltd. (a)	81,722	3,736,330
Brighthouse Financial, Inc. (a)(b)	19,984	950,239
BRP Group, Inc. (a)	19,762	620,527
Cincinnati Financial Corp. (b)	34,680	3,362,573
Enstar Group Ltd. (a)	4,202	795,229
Erie Indemnity Co. Class A (b)	10,570	2,271,810
Goosehead Insurance (b)	5,784	300,768
Oxbridge Re Holdings Ltd. (a)(b)	75,231	200,867
Palomar Holdings, Inc. (a)	8,827	699,893
Principal Financial Group, Inc. (b)	54,955	4,108,436
Safety Insurance Group, Inc. (b)	4,903	441,515
Selective Insurance Group, Inc.	15,035	1,194,080
Trupanion, Inc. (a)(b)	9,426	665,287
Willis Towers Watson PLC	23,771	4,916,556
		24,264,110
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	124,368	1,486,198
New York Mortgage Trust, Inc.	123,175	344,890
		1,831,088
Thrifts & Mortgage Finance - 0.1%
Broadway Financial Corp. (a)(b)	108,956	118,762
Capitol Federal Financial, Inc.	42,169	382,051
Carver Bancorp, Inc. (a)(b)	28,649	136,656
Columbia Financial, Inc. (a)(b)	31,129	663,982
Enact Holdings, Inc.	32,204	817,982
Home Point Capital, Inc. (b)	45,329	104,257
Merchants Bancorp	14,484	390,633
Mr. Cooper Group, Inc. (a)	20,034	847,438
NMI Holdings, Inc. (a)	18,628	382,433
TFS Financial Corp. (b)	71,330	1,020,019
WSFS Financial Corp.	17,668	854,248
		5,718,461
TOTAL FINANCIALS		177,052,963
HEALTH CARE - 8.4%
Biotechnology - 4.6%
ACADIA Pharmaceuticals, Inc. (a)	64,249	1,055,611
Adicet Bio, Inc. rights (a)(c)	7,230	0
Agios Pharmaceuticals, Inc. (a)	22,485	573,368
Aileron Therapeutics, Inc. (a)(b)	286,303	52,995
Alector, Inc. (a)	29,717	307,571
Alkermes PLC (a)	40,022	947,321
Allogene Therapeutics, Inc. (a)(b)	49,707	681,483
Alnylam Pharmaceuticals, Inc. (a)	25,058	5,178,737
Amgen, Inc.	110,986	26,669,936
Amicus Therapeutics, Inc. (a)	65,162	731,769
Anavex Life Sciences Corp. (a)(b)	30,217	289,781
Apellis Pharmaceuticals, Inc. (a)	26,753	1,618,824
Applied Genetic Technologies Corp. (a)(b)	277,425	111,469
Aptorum Group Ltd. (a)(b)	319,916	489,471
Arcellx, Inc.	14,670	263,620
Arcutis Biotherapeutics, Inc. (a)	21,161	570,289
Argenx SE ADR (a)	6,633	2,506,412
Arrowhead Pharmaceuticals, Inc. (a)	23,866	947,719
Ascendis Pharma A/S sponsored ADR (a)	12,989	1,163,425
Atara Biotherapeutics, Inc. (a)(b)	58,632	235,114
Aurinia Pharmaceuticals, Inc. (a)	37,155	273,461
Avid Bioservices, Inc. (a)(b)	22,593	389,051
Beam Therapeutics, Inc. (a)(b)	18,689	1,020,419
BeiGene Ltd. ADR (a)	10,450	1,793,847
Benitec Biopharma, Inc. (a)(b)	11,378	8,534
BioCryst Pharmaceuticals, Inc. (a)	49,743	691,428
Biogen, Inc. (a)	31,157	6,087,455
BioMarin Pharmaceutical, Inc. (a)	40,508	3,613,314
BioNTech SE ADR (b)	18,110	2,619,430
Black Diamond Therapeutics, Inc. (a)(b)	72,021	229,747
Blueprint Medicines Corp. (a)	15,046	1,101,668
BridgeBio Pharma, Inc. (a)(b)	60,788	638,274
CareDx, Inc. (a)	14,268	279,510
Celldex Therapeutics, Inc. (a)	18,721	569,118
Cerevel Therapeutics Holdings (a)	38,283	1,114,035
ChemoCentryx, Inc. (a)	22,910	1,167,952
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	27,290
CRISPR Therapeutics AG (a)(b)	18,236	1,186,981
CureVac NV (a)(b)	48,163	473,924
Cyclerion Therapeutics, Inc. (a)	216,125	181,545
Cytokinetics, Inc. (a)	23,227	1,230,102
Day One Biopharmaceuticals, Inc. (a)(b)	25,366	595,847
Denali Therapeutics, Inc. (a)	31,042	858,932
Dynavax Technologies Corp. (a)(b)	35,042	401,932
Enanta Pharmaceuticals, Inc. (a)	8,844	538,423
EQRx, Inc. (a)(b)	147,509	721,319
Evelo Biosciences, Inc. (a)(b)	48,421	106,042
Exact Sciences Corp. (a)(b)	39,629	1,408,811
Exelixis, Inc. (a)	76,913	1,364,437
Fate Therapeutics, Inc. (a)(b)	27,023	706,381
FibroGen, Inc. (a)	41,217	512,739
Forte Biosciences, Inc. (a)(b)	95,324	123,921
Galectin Therapeutics, Inc. (a)(b)	55,982	106,366
Genmab A/S ADR (a)(b)	15,170	538,383
Gilead Sciences, Inc.	260,777	16,551,516
Global Blood Therapeutics, Inc. (a)	21,794	1,479,813
Grifols SA ADR (a)	39,615	307,809
Halozyme Therapeutics, Inc. (a)	32,590	1,327,391
Horizon Therapeutics PLC (a)	47,711	2,824,968
ImmunityBio, Inc. (a)(b)	107,907	431,628
Impel Pharmaceuticals, Inc. (a)(b)	52,235	408,478
Incyte Corp. (a)	48,205	3,395,078
Inmune Bio, Inc. (a)(b)	25,218	203,509
Insmed, Inc. (a)(b)	26,311	647,777
Intellia Therapeutics, Inc. (a)	16,687	1,002,221
Ionis Pharmaceuticals, Inc. (a)	35,102	1,492,537
Iovance Biotherapeutics, Inc. (a)(b)	37,303	399,888
Ironwood Pharmaceuticals, Inc. Class A (a)	47,477	510,853
Iveric Bio, Inc. (a)	42,962	422,746
Karuna Therapeutics, Inc. (a)	7,205	1,837,707
Keros Therapeutics, Inc. (a)	11,749	415,562
Krystal Biotech, Inc. (a)	10,558	740,221
Kura Oncology, Inc. (a)	27,371	379,362
Kymera Therapeutics, Inc. (a)	12,321	348,315
Legend Biotech Corp. ADR (a)	15,227	707,903
Ligand Pharmaceuticals, Inc.:
Class B (a)	6,021	556,280
General CVR (a)(c)	1,530	8
Glucagon CVR (a)	1,530	6
rights (a)	1,530	11
TR Beta CVR (a)(c)	1,530	199
Lyell Immunopharma, Inc. (a)(b)	94,926	636,004
Madrigal Pharmaceuticals, Inc. (a)	7,042	507,869
MannKind Corp. (a)	101,416	370,168
Mirati Therapeutics, Inc. (a)	13,740	1,113,352
Moderna, Inc. (a)	83,317	11,020,340
Myriad Genetics, Inc. (a)	24,248	541,700
Natera, Inc. (a)(b)	23,812	1,172,979
Neurocrine Biosciences, Inc. (a)	21,427	2,241,907
Novavax, Inc. (a)(b)	19,592	647,320
OncoSec Medical, Inc. (a)	42,513	28,620
Organogenesis Holdings, Inc. Class A (a)	66,769	239,701
Prometheus Biosciences, Inc. (a)	16,225	848,730
PTC Therapeutics, Inc. (a)	16,898	843,886
Recursion Pharmaceuticals, Inc. (a)	50,594	531,743
Regeneron Pharmaceuticals, Inc. (a)	22,596	13,129,632
Relay Therapeutics, Inc. (a)(b)	31,926	733,340
Repligen Corp. (a)	10,667	2,340,020
Revolution Medicines, Inc. (a)	21,062	438,721
Sage Therapeutics, Inc. (a)	17,615	663,381
Sana Biotechnology, Inc. (a)(b)	60,567	412,461
Sarepta Therapeutics, Inc. (a)	20,838	2,279,260
Savara, Inc. (a)	319,399	456,741
Seagen, Inc. (a)	39,231	6,052,951
Sesen Bio, Inc. (a)(b)	426,375	294,199
Sigilon Therapeutics, Inc. (a)(b)	25,600	15,913
Springworks Therapeutics, Inc. (a)(b)	12,397	344,265
Stoke Therapeutics, Inc. (a)(b)	38,051	573,048
Tiziana Life Sciences Ltd. (a)(b)	137,152	103,591
Tobira Therapeutics, Inc. rights (a)(c)	1,750	0
Travere Therapeutics, Inc. (a)	21,229	568,088
Twist Bioscience Corp. (a)	16,415	658,570
Ultragenyx Pharmaceutical, Inc. (a)(b)	17,027	812,018
United Therapeutics Corp. (a)	9,856	2,233,567
Vaxcyte, Inc. (a)	22,713	594,172
Veracyte, Inc. (a)(b)	17,297	352,859
Vertex Pharmaceuticals, Inc. (a)	53,437	15,056,409
Vir Biotechnology, Inc. (a)	33,039	784,676
Xencor, Inc. (a)	15,718	414,798
Xenon Pharmaceuticals, Inc. (a)	17,928	695,786
Zai Lab Ltd. ADR (a)	19,128	883,905
Zentalis Pharmaceuticals, Inc. (a)	20,482	549,122
		185,653,131
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (a)	10,030	2,600,578
Align Technology, Inc. (a)	16,004	3,900,175
Alphatec Holdings, Inc. (a)	60,225	457,108
Atricure, Inc. (a)	12,348	563,316
Axonics Modulation Technologies, Inc. (a)	12,646	913,674
CryoPort, Inc. (a)(b)	12,197	398,354
Cue Health, Inc.	44,555	148,368
Dentsply Sirona, Inc.	49,028	1,606,648
DexCom, Inc. (a)	79,940	6,571,867
Embecta Corp. (b)	19,218	613,439
Establishment Labs Holdings, Inc. (a)(b)	8,373	520,633
Heska Corp. (a)	3,231	294,247
Hologic, Inc. (a)	54,099	3,654,928
ICU Medical, Inc. (a)(b)	5,256	835,704
IDEXX Laboratories, Inc. (a)	16,826	5,849,054
Inari Medical, Inc. (a)(b)	12,381	858,622
InMode Ltd. (a)(b)	18,849	602,037
Insulet Corp. (a)	15,154	3,871,392
Integra LifeSciences Holdings Corp. (a)(b)	20,273	967,225
Intuitive Surgical, Inc. (a)	74,921	15,414,247
iRhythm Technologies, Inc. (a)	6,291	927,608
Lantheus Holdings, Inc. (a)	13,204	1,040,475
LivaNova PLC (a)	13,896	781,650
Masimo Corp. (a)	11,744	1,725,076
Merit Medical Systems, Inc. (a)	13,210	782,428
Mesa Laboratories, Inc. (b)	1,869	319,337
Neogen Corp. (a)(b)	26,493	553,704
Novocure Ltd. (a)(b)	23,412	1,922,828
NuVasive, Inc. (a)	14,518	617,160
Omnicell, Inc. (a)	10,679	1,092,355
OrthoPediatrics Corp. (a)(b)	7,103	348,686
Outset Medical, Inc. (a)(b)	13,326	243,733
PROCEPT BioRobotics Corp.	14,876	602,180
QuidelOrtho Corp. (a)(b)	15,091	1,196,113
Reshape Lifesciences, Inc. (a)	186,811	77,938
Shockwave Medical, Inc. (a)	7,222	2,143,923
Staar Surgical Co. (a)	12,343	1,167,524
Tandem Diabetes Care, Inc. (a)	13,457	615,523
		66,799,857
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	67,684	1,164,842
Acadia Healthcare Co., Inc. (a)(b)	21,243	1,740,439
AdaptHealth Corp. (a)	38,825	697,685
Addus HomeCare Corp. (a)	5,671	505,967
Alignment Healthcare, Inc. (a)	50,521	768,424
Amedisys, Inc. (a)	7,815	925,687
Apollo Medical Holdings, Inc. (a)(b)	16,648	718,028
Aveanna Healthcare Holdings, Inc. (a)(b)	49,384	89,879
Corvel Corp. (a)	4,837	751,573
Covetrus, Inc. (a)	30,452	635,533
Fulgent Genetics, Inc. (a)	6,578	285,946
Guardant Health, Inc. (a)(b)	22,157	1,109,179
HealthEquity, Inc. (a)	18,680	1,234,374
Henry Schein, Inc. (a)	28,591	2,098,865
LHC Group, Inc. (a)	6,021	972,211
LifeStance Health Group, Inc. (a)(b)	98,363	618,703
Modivcare, Inc. (a)	4,359	472,167
National Research Corp. Class A	7,729	263,636
Opko Health, Inc. (a)(b)	212,710	463,708
Option Care Health, Inc. (a)	32,467	1,005,178
Patterson Companies, Inc.	25,425	709,103
Premier, Inc.	30,312	1,068,195
Privia Health Group, Inc. (a)(b)	30,254	1,203,807
Progyny, Inc. (a)	22,140	890,249
R1 Rcm, Inc. (a)(b)	85,554	1,869,355
RadNet, Inc. (a)	19,717	396,115
Sema4 Holdings Corp. Class A (a)(b)	130,275	132,881
Surgery Partners, Inc. (a)(b)	20,089	553,050
The Ensign Group, Inc.	14,210	1,212,113
		24,556,892
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	35,656	606,152
Certara, Inc. (a)(b)	40,059	627,725
Change Healthcare, Inc. (a)	73,360	1,802,455
Definitive Healthcare Corp. (b)	27,074	543,646
Nextgen Healthcare, Inc. (a)	22,689	388,889
Nutex Health, Inc. (a)(b)	124,111	333,859
Schrodinger, Inc. (a)	21,186	581,344
		4,884,070
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)(b)	21,009	693,087
AbCellera Biologics, Inc. (a)(b)	82,196	877,853
Adaptive Biotechnologies Corp. (a)	30,625	273,175
Azenta, Inc.	17,477	921,213
Bio-Techne Corp. (b)	7,862	2,608,690
Bruker Corp. (b)	33,678	1,885,968
Cytek Biosciences, Inc. (a)	46,836	545,639
ICON PLC (a)(b)	16,676	3,499,125
Illumina, Inc. (a)	33,323	6,719,250
Maravai LifeSciences Holdings, Inc. (a)	34,053	710,686
Medpace Holdings, Inc. (a)(b)	8,237	1,215,864
NeoGenomics, Inc. (a)	43,376	435,929
Pacific Biosciences of California, Inc. (a)(b)	77,871	456,324
Sotera Health Co. (a)(b)	57,860	978,413
Syneos Health, Inc. (a)	23,072	1,386,858
		23,208,074
Pharmaceuticals - 0.8%
Amphastar Pharmaceuticals, Inc. (a)	16,410	485,736
Amylyx Pharmaceuticals, Inc. (b)	24,019	606,240
Arvinas Holding Co. LLC (a)	16,071	680,446
AstraZeneca PLC sponsored ADR	125,698	7,841,041
Axsome Therapeutics, Inc. (a)	11,943	761,963
Cassava Sciences, Inc. (a)(b)	16,464	423,619
Corcept Therapeutics, Inc. (a)(b)	29,409	759,340
Cronos Group, Inc. (a)(b)	154,635	471,637
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	4,174
Eloxx Pharmaceuticals, Inc. (a)(b)	112,869	40,633
GH Research PLC (a)(b)	17,740	275,857
Harmony Biosciences Holdings, Inc. (a)	16,340	717,489
Innoviva, Inc. (a)	27,053	356,017
Intra-Cellular Therapies, Inc. (a)	23,008	1,156,382
Jazz Pharmaceuticals PLC (a)(b)	14,163	2,198,381
Kiora Pharmaceuticals, Inc. (a)(b)	288,562	56,096
NGM Biopharmaceuticals, Inc. (a)	33,357	470,667
Pacira Biosciences, Inc. (a)	11,732	615,695
Reata Pharmaceuticals, Inc. (a)	12,955	309,754
Revance Therapeutics, Inc. (a)	32,075	638,293
Roivant Sciences Ltd. (a)(b)	178,741	636,318
Royalty Pharma PLC (b)	93,028	3,889,501
Sanofi SA sponsored ADR	61,139	2,508,533
Supernus Pharmaceuticals, Inc. (a)	17,586	601,969
Tilray Brands, Inc. Class 2 (a)(b)	143,292	544,510
Viatris, Inc.	266,050	2,540,778
		29,591,069
TOTAL HEALTH CARE		334,693,093
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	6,926	613,990
Axon Enterprise, Inc. (a)	14,989	1,748,917
Elbit Systems Ltd. (b)	9,995	2,103,648
Kratos Defense & Security Solutions, Inc. (a)	32,183	403,575
Mercury Systems, Inc. (a)(b)	13,895	668,766
Rocket Lab U.S.A., Inc. Class A (a)	104,349	573,920
Woodward, Inc. (b)	14,658	1,364,220
		7,477,036
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	18,228	549,210
Atlas Air Worldwide Holdings, Inc. (a)	7,765	775,879
C.H. Robinson Worldwide, Inc.	28,057	3,202,707
Expeditors International of Washington, Inc.	33,796	3,477,270
Forward Air Corp.	7,799	756,815
Hub Group, Inc. Class A (a)	9,521	759,871
		9,521,752
Airlines - 0.2%
Allegiant Travel Co. (a)	5,266	508,169
American Airlines Group, Inc. (a)(b)	147,338	1,913,921
Frontier Group Holdings, Inc. (a)(b)	46,831	604,120
JetBlue Airways Corp. (a)	88,503	689,438
Ryanair Holdings PLC sponsored ADR (a)	22,873	1,663,096
SkyWest, Inc. (a)	14,487	308,428
Sun Country Airlines Holdings, Inc. (a)(b)	21,725	432,762
United Airlines Holdings, Inc. (a)	66,876	2,341,329
		8,461,263
Building Products - 0.1%
AAON, Inc. (b)	13,302	764,599
CSW Industrials, Inc. (b)	3,288	416,261
Gibraltar Industries, Inc. (a)(b)	10,073	421,555
UFP Industries, Inc. (b)	15,759	1,251,107
		2,853,522
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A (a)	39,498	336,128
Aurora Innovation, Inc. (a)(b)	199,865	427,711
Casella Waste Systems, Inc. Class A (a)	12,299	1,007,657
Cintas Corp.	21,575	8,777,573
Copart, Inc. (a)	50,744	6,071,520
Driven Brands Holdings, Inc. (a)(b)	34,900	1,096,907
Fuel Tech, Inc. (a)(b)	213,043	300,391
Matthews International Corp. Class A	12,287	307,298
Millerknoll, Inc.	20,162	558,084
Stericycle, Inc. (a)(b)	18,079	905,577
Tetra Tech, Inc.	11,508	1,562,901
		21,351,747
Construction & Engineering - 0.1%
Construction Partners, Inc. Class A (a)	16,770	490,690
MYR Group, Inc. (a)	5,598	520,278
NV5 Global, Inc. (a)	4,756	669,455
Willscot Mobile Mini Holdings (a)	45,451	1,824,403
		3,504,826
Electrical Equipment - 0.3%
Array Technologies, Inc. (a)	40,846	853,681
Ballard Power Systems, Inc. (a)(b)	82,727	645,271
Encore Wire Corp.	5,612	730,121
Enovix Corp. (a)(b)	36,574	809,017
FuelCell Energy, Inc. (a)(b)	132,400	554,756
Plug Power, Inc. (a)(b)	122,838	3,444,378
Shoals Technologies Group, Inc. (a)	30,408	801,859
Sunrun, Inc. (a)(b)	45,215	1,493,451
Tritium DCFC Ltd. (a)(b)	52,543	364,648
Vicor Corp. (a)	7,872	560,014
		10,257,196
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	141,378	26,769,924
Icahn Enterprises LP	67,044	3,462,823
		30,232,747
Machinery - 0.5%
Altra Industrial Motion Corp.	16,065	609,667
Astec Industries, Inc.	8,097	309,143
Columbus McKinnon Corp. (NY Shares)	13,384	409,952
Franklin Electric Co., Inc.	11,643	1,011,195
Hillman Solutions Corp. Class A (a)(b)	58,551	491,243
Hyzon Motors, Inc. Class A (a)(b)	105,141	223,950
Kornit Digital Ltd. (a)	10,441	324,506
Lincoln Electric Holdings, Inc.	12,403	1,695,366
Microvast Holdings, Inc. (a)	136,289	335,271
Middleby Corp. (a)(b)	11,367	1,634,802
Nikola Corp. (a)(b)	122,969	659,114
Nordson Corp.	12,222	2,776,472
Omega Flex, Inc. (b)	2,976	300,636
PACCAR, Inc.	73,854	6,462,964
Proterra, Inc. Class A (a)(b)	84,352	509,486
RBC Bearings, Inc. (a)(b)	6,120	1,472,962
Shyft Group, Inc. (The)	12,821	307,063
		19,533,792
Marine - 0.0%
Golden Ocean Group Ltd. (b)	44,177	423,659
Star Bulk Carriers Corp. (b)	28,427	555,748
		979,407
Professional Services - 0.5%
CoStar Group, Inc. (a)	83,344	5,804,076
Exponent, Inc.	12,478	1,171,185
First Advantage Corp. (a)	29,504	408,335
Forrester Research, Inc. (a)	9,536	396,602
Headhunter Group PLC ADR (c)	12,021	32,719
Huron Consulting Group, Inc. (a)	7,479	500,345
ICF International, Inc. (b)	5,922	601,438
Kelly Services, Inc. Class A (non-vtg.)	17,443	281,007
Kforce, Inc.	7,446	407,445
LegalZoom.com, Inc. (a)(b)	50,880	524,064
ManTech International Corp. Class A	7,581	727,094
Sterling Check Corp. (b)	24,436	519,998
Upwork, Inc. (a)	30,816	536,198
Verisk Analytics, Inc.	33,659	6,299,618
		18,210,124
Road & Rail - 0.9%
AMERCO (b)	4,409	2,317,679
ArcBest Corp.	7,212	580,782
Avis Budget Group, Inc. (a)	8,780	1,469,596
CSX Corp.	454,282	14,378,025
FTAI Infrastructure LLC (a)	27,902	76,731
Grab Holdings Ltd. (a)(b)	815,708	2,324,768
Heartland Express, Inc. (b)	28,196	427,169
Hertz Global Holdings, Inc. (b)	95,791	1,768,302
J.B. Hunt Transport Services, Inc.	21,758	3,786,327
Landstar System, Inc.	7,284	1,068,053
Marten Transport Ltd.	30,390	602,026
Old Dominion Freight Lines, Inc.	24,063	6,530,939
Saia, Inc. (a)	5,655	1,169,624
TuSimple Holdings, Inc. (a)(b)	60,660	436,145
Universal Logistics Holdings, Inc.	12,141	443,268
Werner Enterprises, Inc. (b)	16,303	648,696
		38,028,130
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	17,332	951,700
Fastenal Co.	122,353	6,158,026
Fortress Transportation & Infrastructure Investors LLC	27,902	466,521
H&E Equipment Services, Inc.	14,691	465,117
McGrath RentCorp.	7,411	626,378
Rush Enterprises, Inc. Class A	12,645	595,074
		9,262,816
TOTAL INDUSTRIALS		179,674,358
INFORMATION TECHNOLOGY - 44.1%
Communications Equipment - 1.2%
Applied Optoelectronics, Inc. (a)(b)	68,093	164,104
Cisco Systems, Inc.	858,179	38,377,765
CommScope Holding Co., Inc. (a)	56,190	634,947
Ericsson (B Shares) sponsored ADR	85,679	636,595
Extreme Networks, Inc. (a)	48,601	696,452
F5, Inc. (a)	12,631	1,983,825
Harmonic, Inc. (a)(b)	43,364	488,279
Infinera Corp. (a)(b)	55,604	304,710
Lumentum Holdings, Inc. (a)	16,462	1,375,400
NetScout Systems, Inc. (a)	21,303	676,157
Radware Ltd. (a)	14,748	316,492
ViaSat, Inc. (a)(b)	21,027	798,605
Viavi Solutions, Inc. (a)	57,987	816,457
		47,269,788
Electronic Equipment & Components - 0.7%
Advanced Energy Industries, Inc.	9,439	847,528
Avnet, Inc. (b)	24,086	1,057,135
CDW Corp.	28,959	4,943,301
Cognex Corp.	33,592	1,414,559
ePlus, Inc. (a)	8,394	395,525
Flex Ltd. (a)	106,150	1,890,532
II-VI, Inc. (a)	30,483	1,439,712
Insight Enterprises, Inc. (a)	8,990	819,169
IPG Photonics Corp. (a)	11,505	1,042,238
Itron, Inc. (a)	10,379	493,833
Littelfuse, Inc. (b)	5,755	1,365,201
National Instruments Corp. (b)	24,861	988,473
Novanta, Inc. (a)(b)	8,711	1,164,574
OSI Systems, Inc. (a)	5,424	451,928
PC Connection, Inc.	7,761	385,566
Plexus Corp. (a)	7,999	749,746
Sanmina Corp. (a)	16,739	812,176
Trimble, Inc. (a)	50,582	3,199,312
TTM Technologies, Inc. (a)	33,155	521,528
Zebra Technologies Corp. Class A (a)	10,842	3,270,381
		27,252,417
IT Services - 2.8%
Affirm Holdings, Inc. (a)(b)	40,156	940,855
Akamai Technologies, Inc. (a)	35,048	3,164,133
Amdocs Ltd.	27,780	2,374,357
Automatic Data Processing, Inc.	85,612	20,924,429
AvidXchange Holdings, Inc.	68,721	535,337
BigCommerce Holdings, Inc. (a)	27,427	457,208
Cognizant Technology Solutions Corp. Class A	110,123	6,956,470
Concentrix Corp.	11,977	1,506,467
CSG Systems International, Inc.	10,454	604,764
Cyxtera Technologies, Inc. Class A (a)	44,868	284,463
Dlocal Ltd. (a)(b)	29,991	745,876
Euronet Worldwide, Inc. (a)	12,188	1,080,588
EVO Payments, Inc. Class A (a)	14,672	488,871
ExlService Holdings, Inc. (a)	8,113	1,360,631
Fiserv, Inc. (a)	134,068	13,566,341
Flywire Corp. (a)	19,353	481,116
GDS Holdings Ltd. ADR (a)(b)	27,286	743,271
Jack Henry & Associates, Inc.	16,065	3,087,693
Marqeta, Inc. Class A (a)	86,947	677,317
MongoDB, Inc. Class A (a)(b)	14,749	4,761,862
Nuvei Corp. (b)(d)	12,790	391,246
Okta, Inc. (a)	30,856	2,820,238
Paychex, Inc.	75,947	9,367,303
Payoneer Global, Inc. (a)	116,967	774,322
PayPal Holdings, Inc. (a)	241,303	22,547,352
Perficient, Inc. (a)	8,172	638,233
Rackspace Technology, Inc. (a)(b)	50,849	226,787
Remitly Global, Inc.	56,097	617,067
Sabre Corp. (a)	80,544	579,111
SS&C Technologies Holdings, Inc.	55,733	3,107,672
StoneCo Ltd. Class A (a)	56,132	532,131
Taoping, Inc. (a)(b)	24,389	18,292
Thoughtworks Holding, Inc. (b)	60,152	791,600
Ttec Holdings, Inc.	11,309	592,026
VeriSign, Inc. (a)	23,680	4,314,970
Verra Mobility Corp. (a)(b)	44,215	704,787
WeTrade Group, Inc. (b)	37,722	64,882
Wix.com Ltd. (a)	14,164	896,440
		113,726,508
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)	332,015	28,178,113
Allegro MicroSystems LLC (a)	37,162	866,618
Ambarella, Inc. (a)	8,911	604,879
Amkor Technology, Inc. (b)	58,363	1,174,847
Analog Devices, Inc.	108,352	16,418,579
Applied Materials, Inc.	180,685	16,997,038
ASML Holding NV	17,302	8,476,942
Axcelis Technologies, Inc. (a)	10,132	678,236
Broadcom, Inc.	83,955	41,902,780
Camtek Ltd. (a)(b)	16,055	433,485
Canadian Solar, Inc. (a)(b)	15,663	707,498
Cirrus Logic, Inc. (a)(b)	11,356	870,892
Cohu, Inc. (a)(b)	12,650	339,400
Credo Technology Group Holding Ltd.	43,098	594,321
Diodes, Inc. (a)	11,351	807,851
Enphase Energy, Inc. (a)	27,486	7,873,090
Entegris, Inc.	31,363	2,975,721
First Solar, Inc. (a)	22,891	2,919,747
FormFactor, Inc. (a)	19,765	578,719
GlobalFoundries, Inc. (b)	112,033	6,701,814
Impinj, Inc. (a)	9,189	820,394
Intel Corp.	848,154	27,073,076
KLA Corp.	30,438	10,474,629
Kulicke & Soffa Industries, Inc.	16,215	681,679
Lam Research Corp.	28,960	12,681,874
Lattice Semiconductor Corp. (a)	32,166	1,733,747
MACOM Technology Solutions Holdings, Inc. (a)	16,796	926,299
Marvell Technology, Inc.	178,938	8,377,877
MaxLinear, Inc. Class A (a)	16,269	584,545
Microchip Technology, Inc.	114,894	7,496,834
Micron Technology, Inc.	233,157	13,180,365
MKS Instruments, Inc.	12,562	1,251,301
Monolithic Power Systems, Inc.	9,851	4,464,276
Nova Ltd. (a)(b)	7,607	755,527
NVIDIA Corp.	514,402	77,643,838
NXP Semiconductors NV	53,742	8,844,858
onsemi (a)	86,322	5,936,364
Photronics, Inc. (a)	22,528	378,470
Power Integrations, Inc.	14,517	1,038,401
Qorvo, Inc. (a)	20,535	1,843,632
Qualcomm, Inc.	229,594	30,368,398
Rambus, Inc. (a)	31,389	809,522
Semtech Corp. (a)	16,013	739,640
Silicon Laboratories, Inc. (a)	8,924	1,118,445
Silicon Motion Tech Corp. sponsored ADR	9,115	702,858
SiTime Corp. (a)(b)	4,687	498,744
Skyworks Solutions, Inc.	35,150	3,464,033
SMART Global Holdings, Inc. (a)(b)	18,670	342,595
SolarEdge Technologies, Inc. (a)	11,047	3,048,641
SunPower Corp. (a)(b)	38,354	920,496
Synaptics, Inc. (a)	8,341	964,303
Teradyne, Inc. (b)	32,284	2,732,518
Texas Instruments, Inc.	189,005	31,225,516
Tower Semiconductor Ltd. (a)	18,692	867,122
Ultra Clean Holdings, Inc. (a)	15,983	467,822
Universal Display Corp.	10,493	1,172,383
		405,731,592
Software - 15.8%
ACI Worldwide, Inc. (a)	28,898	684,883
Adobe, Inc. (a)	96,981	36,216,585
Alarm.com Holdings, Inc. (a)	12,390	825,174
Altair Engineering, Inc. Class A (a)(b)	12,299	639,671
ANSYS, Inc. (a)	18,256	4,532,965
AppFolio, Inc. (a)	4,567	463,002
Appian Corp. Class A (a)(b)	11,448	536,911
AppLovin Corp. (a)(b)	67,104	1,652,772
Arqit Quantum, Inc. (a)(b)	38,565	234,475
Aspen Technology, Inc. (a)(b)	12,828	2,701,577
Atlassian Corp. PLC (a)	30,532	7,561,555
Autodesk, Inc. (a)	45,865	9,252,805
AvePoint, Inc. (a)(b)	77,473	362,574
Bentley Systems, Inc. Class B (b)	53,186	1,955,649
Blackbaud, Inc. (a)	12,641	661,124
BlackLine, Inc. (a)	13,870	942,328
Braze, Inc. (b)	16,212	667,610
Cadence Design Systems, Inc. (a)	56,366	9,794,720
Cerence, Inc. (a)	9,796	196,018
Check Point Software Technologies Ltd. (a)	27,979	3,364,195
Citrix Systems, Inc.	25,413	2,611,694
CommVault Systems, Inc. (a)	12,330	669,396
Confluent, Inc. (a)(b)	21,281	582,248
Coupa Software, Inc. (a)	14,428	842,595
Crowdstrike Holdings, Inc. (a)	45,159	8,246,485
Cvent Holding Corp. (a)	55,522	280,941
CyberArk Software Ltd. (a)(b)	9,125	1,316,555
Datadog, Inc. Class A (a)	60,360	6,334,782
Descartes Systems Group, Inc. (a)(b)	20,174	1,420,250
Digital Turbine, Inc. (a)	21,063	389,034
DocuSign, Inc. (a)(b)	40,335	2,348,304
Domo, Inc. Class B (a)	7,866	151,499
Dropbox, Inc. Class A (a)	62,518	1,337,260
Duck Creek Technologies, Inc. (a)	40,213	478,535
Everbridge, Inc. (a)	14,442	574,503
EverCommerce, Inc. (a)	55,832	649,884
Five9, Inc. (a)	14,632	1,435,546
Fortinet, Inc. (a)	165,575	8,061,847
Freshworks, Inc. (b)	38,572	524,965
GitLab, Inc. (b)	15,778	944,629
Gorilla Technology Group, Inc. (a)(b)	14,148	166,239
InterDigital, Inc.	8,831	442,963
Intuit, Inc.	58,250	25,151,185
Jamf Holding Corp. (a)(b)	29,592	708,728
JFrog Ltd. (a)(b)	30,310	641,057
KnowBe4, Inc. (a)	27,392	526,474
LivePerson, Inc. (a)	25,339	293,932
Magic Software Enterprises Ltd.	19,132	324,479
Mandiant, Inc. (a)	56,087	1,282,149
Manhattan Associates, Inc. (a)	14,471	2,044,173
Marathon Digital Holdings, Inc. (a)(b)	22,221	263,319
Matterport, Inc. (a)(b)	91,441	421,543
Microsoft Corp.	1,541,750	403,121,373
MicroStrategy, Inc. Class A (a)(b)	3,093	716,215
Momentive Global, Inc. (a)	36,633	259,728
Monday.com Ltd. (a)(b)	9,135	1,038,650
nCino, Inc. (a)(b)	21,786	687,130
NICE Ltd. sponsored ADR (a)	10,437	2,226,943
NortonLifeLock, Inc. (b)	121,439	2,743,307
Nutanix, Inc. Class A (a)	45,710	790,783
Open Text Corp. (b)	60,876	1,916,376
Pagaya Technologies Ltd. Class A (a)(b)	93,954	1,120,871
Palo Alto Networks, Inc. (a)(b)	20,126	11,206,358
Paycor HCM, Inc. (a)(b)	33,929	1,005,316
Paylocity Holding Corp. (a)	12,417	2,992,497
Pegasystems, Inc.	18,306	670,183
Progress Software Corp.	12,846	618,278
PTC, Inc. (a)	25,689	2,951,409
Qualtrics International, Inc. (a)(b)	33,652	412,237
Qualys, Inc. (a)	8,354	1,268,973
Rapid7, Inc. (a)	11,794	678,155
Sapiens International Corp. NV	17,016	376,394
Smith Micro Software, Inc. (a)(b)	61,983	150,619
Splunk, Inc. (a)(b)	35,304	3,178,419
Sprout Social, Inc. (a)	12,322	739,813
SPS Commerce, Inc. (a)(b)	9,092	1,110,315
Synopsys, Inc. (a)	31,129	10,771,257
Tenable Holdings, Inc. (a)	25,020	991,042
The Trade Desk, Inc. (a)	89,725	5,625,758
Varonis Systems, Inc. (a)	23,803	651,012
Verint Systems, Inc. (a)	16,408	795,624
Workday, Inc. Class A (a)	42,246	6,952,002
Xperi Holding Corp.	29,877	475,343
Zoom Video Communications, Inc. Class A (a)	53,648	4,313,299
Zscaler, Inc. (a)(b)	29,032	4,623,056
		631,892,521
Technology Hardware, Storage & Peripherals - 13.5%
Apple, Inc.	3,337,853	524,777,229
Avid Technology, Inc. (a)	16,451	449,935
Corsair Gaming, Inc. (a)(b)	28,622	440,493
Logitech International SA (b)	36,403	1,829,979
NetApp, Inc.	46,356	3,343,658
Seagate Technology Holdings PLC	47,457	3,177,721
Stratasys Ltd. (a)(b)	23,702	409,097
Super Micro Computer, Inc. (a)	14,440	939,755
Western Digital Corp. (a)	61,979	2,619,233
Xerox Holdings Corp.	36,892	613,145
		538,600,245
TOTAL INFORMATION TECHNOLOGY		1,764,473,071
MATERIALS - 0.3%
Chemicals - 0.1%
Balchem Corp.	8,095	1,067,083
Diversey Holdings Ltd. (a)	81,398	498,970
Innospec, Inc.	6,954	649,921
Methanex Corp. (b)	18,918	682,940
PureCycle Technologies, Inc. (a)(b)	56,272	513,763
		3,412,677
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	49,771	552,458
TriMas Corp.	13,893	382,335
		934,793
Metals & Mining - 0.2%
Century Aluminum Co. (a)(b)	41,593	321,098
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp.	5,436	390,087
Pan American Silver Corp. (b)	53,070	789,682
Royal Gold, Inc. (b)	13,422	1,233,482
Schnitzer Steel Industries, Inc. Class A	10,620	350,885
Sigma Lithium Corp. (a)(b)	32,377	747,585
SSR Mining, Inc. (b)	41,825	564,219
Steel Dynamics, Inc.	41,531	3,352,382
		7,749,420
TOTAL MATERIALS		12,096,890
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Equinix, Inc.	19,058	12,528,157
Gaming & Leisure Properties	55,385	2,673,434
Host Hotels & Resorts, Inc.	147,972	2,629,462
Industrial Logistics Properties Trust	20,272	151,837
Lamar Advertising Co. Class A	19,724	1,851,886
Phillips Edison & Co., Inc.	29,299	957,198
Potlatch Corp.	14,501	673,136
Regency Centers Corp.	38,860	2,364,242
Retail Opportunity Investments Corp.	35,026	586,686
Sabra Health Care REIT, Inc.	62,158	930,505
SBA Communications Corp. Class A	22,780	7,409,195
Service Properties Trust	47,872	327,444
Uniti Group, Inc.	63,652	597,692
		33,680,874
Real Estate Management & Development - 0.2%
Colliers International Group, Inc. (b)	9,844	1,149,779
Comstock Holding Companies, Inc. (a)(b)	125,156	528,158
eXp World Holdings, Inc. (b)	35,962	464,989
FirstService Corp. (b)	9,941	1,243,321
Newmark Group, Inc.	42,162	432,161
Opendoor Technologies, Inc. (a)(b)	127,364	551,486
Redfin Corp. (a)(b)	24,851	203,530
Zillow Group, Inc.:
Class A (a)	15,753	526,150
Class C (a)(b)	40,469	1,354,093
		6,453,667
TOTAL REAL ESTATE		40,134,541
UTILITIES - 1.1%
Electric Utilities - 1.0%
Alliant Energy Corp.	51,116	3,120,121
American Electric Power Co., Inc.	107,862	10,807,772
Constellation Energy Corp. (b)	70,616	5,761,559
Exelon Corp.	206,300	9,058,633
MGE Energy, Inc. (b)	9,636	742,165
Otter Tail Corp. (b)	11,363	858,361
Xcel Energy, Inc.	111,709	8,294,393
		38,643,004
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC	25,525	853,046
Montauk Renewables, Inc. (a)	42,078	746,885
ReNew Energy Global PLC (a)(b)	85,504	579,717
		2,179,648
Multi-Utilities - 0.0%
NorthWestern Energy Corp. (b)	13,382	708,978
Water Utilities - 0.0%
Middlesex Water Co.	5,882	522,145
TOTAL UTILITIES		42,053,775
TOTAL COMMON STOCKS (Cost $2,819,101,145)		3,978,513,170

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (f) (Cost $1,990,694)	2,000,000	1,975,164

Money Market Funds - 5.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (g)	18,507,700	18,511,401
Fidelity Securities Lending Cash Central Fund 2.34% (g)(h)	207,920,255	207,941,047
TOTAL MONEY MARKET FUNDS (Cost $226,450,246)		226,452,448

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $3,047,542,085)	4,206,940,782
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(203,586,067)
NET ASSETS - 100.0%	4,003,354,715

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	100	Sep 2022	24,570,500	318,314	318,314

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $391,246 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,505,075.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	20,289,448	145,742,274	147,520,321	110,796	-	-	18,511,401	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	267,938,777	1,028,341,850	1,088,339,580	5,396,033	-	-	207,941,047	0.6%
Total	288,228,225	1,174,084,124	1,235,859,901	5,506,829	-	-	226,452,448

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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